Financial instruments (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Financial instruments [Line Items]
Other non-financial assets	₨ 13,058	₨ 11,037
Other non-financial liabilities	9,321	10,087
Derivative financial assets	103	262
Derivative financial liabilities	85	10
Gains (losses) on cash flow hedges, net of tax	(41)	908	₨ 943
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	₨ 9
Nominal amount of hedging instrument | $	50
Component of Equity before tax adjustment [Member]
Financial instruments [Line Items]
Reserve of cash flow hedges	₨ 49	₨ 129